Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	10,236	37,585	-
Addition during the period	11,122	40,844	47,716
Disposals during the period	-	-	-
Amortization for the period	(1,972)	(7,242)	(10,131)
Balance at the end of the period	19,386	71,187	37,585